Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to operating leases was as follows:

June 30, 2020
Right-of-use assets, net	$5,123,898

Operating lease liabilities - current	$172,716
Operating lease liabilities - non-current	1,200,299
Total operating lease liabilities	$1,373,015

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2020:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	15.32
Weighted average discount rate	5.79%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30,2020:

Twelve months ending June 30,
2021	$245,750
2022	238,264
2023	225,079
2024	241,088
2025	241,499
Thereafter	471,069
Total future minimum lease payments	1,662,749
Less: imputed interest	289,734
Total	$1,373,015